Note 19 - Intro AQ Section (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	€ 699,393	€ 680,328
Allowance for Credit Losses	[1],[2]	4,946	4,093
Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		20	35	€ 13
Fair value		55,834	45,503
Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	419	342
Notional Amount		262,856	259,218
Stage 1 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	651,637	645,967
Allowance for Credit Losses	[1],[2]	544	549
Stage 1 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		12	16	11
Fair value		55,566	45,083
Stage 1 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	144	128
Notional Amount		251,545	251,930
Stage 2 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	35,372	24,680
Allowance for Credit Losses	[1],[2]	648	492
Stage 2 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		6	9	1
Fair value		163	397
Stage 2 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	74	48
Notional Amount		8,723	5,864
Stage 3 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	10,655	7,531
Allowance for Credit Losses	[1],[2]	3,614	3,015
Stage 3 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		2	10	0
Fair value		105	23
Stage 3 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	200	166
Notional Amount		2,587	1,424
Stage 3 POCI [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	1,729	2,150
Allowance for Credit Losses	[1],[2]	139	36
Stage 3 POCI [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		0	0	€ 0
Fair value		0	0
Stage 3 POCI [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	0	0
Notional Amount		€ 1	€ 0

[1]	Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets
[2]	Allowance for credit losses do not include allowance for country risk amounting to EUR5million as of December 31, 2020 and EUR3million as of December 31, 2019
[3]	Allowance for credit losses do not include allowance for country risk amounting to EUR4million as of December 31, 2020 and EUR4million as of December 31, 2019